ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 14. ACCUMULATED OTHER COMPREHENSIVE LOSS

The accumulated balances for each component of other comprehensive income (loss) are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain (loss) on securities	Pension and post retirement benefit plans	Accumulated other comprehensive loss
Balance as of January 1, 2020	$(22,180)	$—	$(66)	$(22,246)
Foreign currency translation adjustment	224	—	—	224
Pension and post retirement benefit adjustment	—	—	(28)	(28)
Unrealized holding loss arising during period	—	(351)	—	(351)
Balance as of December 31, 2020	(21,956)	(351)	(94)	(22,401)
Foreign currency translation adjustment	203	—	—	203
Pension and post retirement benefit adjustment	—	—	14	14
Unrealized holding loss arising during period	—	(124)	—	(124)
Reclassification adjustment for loss included in net income	—	97	—	97
Other	—	(10)	—	(10)
Balance as of December 31, 2021	(21,753)	(388)	(80)	(22,221)
Foreign currency translation adjustment	(190)	—	—	(190)
Pension and post retirement benefit adjustment	—	—	76	76
Unrealized holding gain arising during period	—	620	—	620
Balance as of December 31, 2022	$(21,943)	$232	$(4)	$(21,715)

There were no significant tax effects allocated to each component of other comprehensive income for the years ended December 31, 2022, 2021 and 2020.